Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2020 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Agency Fixed Rate Mortgages (23.4%)
	Federal Home Loan Mortgage Corporation, Conventional Pools:
$705		3.50%		08/01/49	$720,233
356		4.00		07/01/49	366,513
(a)		10.00		05/01/20–12/01/20	99
	Gold Pools:
835		3.50		01/01/44–05/01/49	866,747
1,090		4.00		12/01/41–10/01/45	1,166,442
1,032		4.50		03/01/41–01/01/49	1,114,782
96		5.00		12/01/40–05/01/41	104,473
16		5.50		07/01/37	17,429
19		6.00		12/01/37	21,813
15		6.50		06/01/29–09/01/33	16,794
49		7.50		05/01/35	58,055
24		8.00		08/01/32	27,552
38		8.50		08/01/31	45,763
(a)		10.00		10/01/21	86
	Federal National Mortgage Association, Conventional Pools:
1,010		2.50		09/01/49–02/01/50	1,014,308
635		3.00		02/01/50	650,445
4,574		3.50		09/01/42–11/01/49	4,774,339
2,544		4.00		04/01/45–01/01/49	2,709,082
2,498		4.50		08/01/40–08/01/49	2,607,002
1,370		5.00		11/01/40–01/01/49	1,473,740
11		5.50		08/01/37	12,170
433		6.50		02/01/28–12/01/33	483,807
14		7.00		07/01/23–06/01/32	14,277
60		7.50		08/01/37	70,895
64		8.00		04/01/33	77,748
62		8.50		10/01/32	75,389
45		9.50		04/01/30	50,338
	February TBA:
14,000	(b)	3.00		02/15/50	14,318,408
4,500	(b)	3.50		02/15/50	4,645,547
	Government National Mortgage Association, Various Pools:
521		3.50		10/20/44–05/20/45	548,197
3,163		4.00		07/15/44–12/20/49	3,289,675
5,862		4.50		12/20/48–12/20/49	6,182,525
3,090		5.00		05/20/41–06/20/49	3,247,943
966		5.50		02/20/49–10/20/49	1,030,287
(a)		11.00		04/15/21	7
	Total Agency Fixed Rate Mortgages (Cost $51,144,780)				51,802,910

	Asset-Backed Securities (33.4%)
227	Aaset Trust (c)	3.844		05/15/39	231,938
405	ABFC Trust, 1 Month USD LIBOR + 0.78%	2.441	(d)	10/25/33	394,884
400	American Credit Acceptance Receivables Trust (c)	4.84		04/14/25	415,442
600	American Homes 4 Rent (c)	5.885		04/17/52	657,029
	American Homes 4 Rent Trust
520	(c)	5.639		04/17/52	576,337
600	(c)	6.231		10/17/36	674,320
618	Ameriquest Mortgage Securities, Inc., 1 Month USD LIBOR + 0.83%	2.486	(d)	04/25/34	619,438
	Amortizing Residential Collateral Trust
655	1 Month USD LIBOR + 0.50%	2.161	(d)	12/25/30	645,713

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2020 (unaudited) continued

	293	1 Month USD LIBOR + 0.76%	2.421	(d)	10/25/32	291,096
	261	1 Month USD LIBOR + 0.64%	2.432	(d)	10/25/31	257,827
		Argent Securities, Inc. Asset-Backed Pass-Through Certificates
	307	1 Month USD LIBOR + 1.88%	3.536	(d)	04/25/34	313,402
	600	5.63% - 1 Month USD LIBOR	3.616	(h)	12/25/33	601,058
		Avant Loans Funding Trust
	300	(c)	4.65		04/15/26	304,656
	200	(c)	4.79		05/15/24	201,925
		Bear Stearns Asset-Backed Securities Trust
	298		4.218	(d)	07/25/36	299,719
	16	1 Month USD LIBOR + 0.32%	1.981	(d)	01/25/47	15,793
	190	1 Month USD LIBOR + 1.30%	2.961	(d)	10/27/32	189,795
	190	1 Month USD LIBOR + 1.95%	3.611	(d)	12/25/42	193,574
	579	Business Loan Express Business Loan Trust, 1 Month USD LIBOR + 0.40% (c)	2.054	(d)	10/20/40	543,998
	231	CAM Mortgage Trust 2018-1 (c)	5.00	(d)	12/01/65	232,158
	250	Carnow Auto Receivables Trust (c)	3.36		06/17/24	252,055
	907	Cascade Funding Mortgage Trust	4.00		06/25/69	888,386
	897	Cascade MH Asset Trust (c)	3.858	(d)	11/25/44	902,747
	193	Cendant Mortgage Corp. (c)	6.00	(d)	07/25/43	199,508
	1,265	CFMT 2019-HB1 LLC (c)	4.489	(d)	12/25/29	1,267,024
	208	CIM Small Business Loan Trust, 1 Month USD LIBOR + 1.40% (c)	3.165	(d)	03/20/43	208,011
	800	Citicorp Residential Mortgage Trust	5.311		03/25/37	832,873
	296	Conn’s Receivables Funding 2018-A LLC (c)	6.02		01/15/23	297,968
		Conn’s Receivables Funding 2019-A LLC
	600	(c)	4.36		10/16/23	605,317
	800	(c)	5.29		10/16/23	807,868
		Conn’s Receivables Funding LLC
	400	(c)	3.62		06/17/24	401,341
	1,500	(c)	4.60		06/17/24	1,510,568
	341	(c)	5.95		11/15/22	343,066
		Countrywide Asset-Backed Certificates
	69	1 Month USD LIBOR + 0.62% (c)	2.281	(d)	06/25/33	68,941
	700	1 Month USD LIBOR + 1.73%	3.386	(d)	05/25/35	704,667
		Credit-Based Asset Servicing & Securitization LLC
	258	1 Month USD LIBOR + 1.60% (c)	3.261	(d)	09/25/35	258,426
	75	1 Month USD LIBOR + 3.08%	4.736	(d)	08/25/30	75,541
	240	(c)	6.75		05/25/36	264,470
	593	Diamond Resorts Owner Trust (c)	3.53		02/20/32	601,254
	400	DT Auto Owner Trust (c)	4.94		02/17/26	415,197
	638	ECAF I Ltd. (Ireland) (c)	4.947		06/15/40	647,007
	178	EMC Mortgage Loan Trust, 1 Month USD LIBOR + 1.00% (c)	2.661	(d)	11/25/30	178,781
EUR	532	European Residential Loan Securitisation 2019-NPL1 DAC (Ireland)	1.534		07/24/54	590,598
	$200	Exeter Automobile Receivables Trust (c)	5.38		07/15/25	209,654
CAD	650	Fairstone Financial Issuance Trust I (Canada) (c)	3.948		03/21/33	495,417
	$172	FCI Funding 2019-1 LLC (c)	3.63		02/18/31	172,752
	1,100	Finance of America HECM Buyout 2019-AB1 (c)	3.50		12/27/49	1,102,702
		Finance of America Structured Securities Trust
	2,000	(c)	5.682	(d)	04/25/29	2,025,472
	3,300	(c)	6.00	(d)	09/25/28–04/25/29	3,250,347
	245	Financial Asset Securities Corp. AAA Trust, 1 Month USD LIBOR + 0.41% (c)	2.059	(d)	02/27/35	231,799
		FREED ABS Trust
	1,000	(c)	3.19		11/18/26	1,003,728
	364	(c)	4.61		10/20/25	373,648
	849	Fremont Home Loan Trust, 1 Month USD LIBOR + 1.28%	2.936	(d)	02/25/33	848,092
	379	GAIA Aviation Ltd. (Cayman Islands) (c)	3.967		12/15/44	382,872
	450	GLS Auto Receivables Issuer Trust (c)	4.94		12/15/25	469,488

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2020 (unaudited) continued

EUR	490	Grand Canal Securities GCS 2 A REGS, 1 Month EURIBOR + 1.00% (Ireland)	0.534	(d)	12/24/58	540,766
	$500	Home Partners of America Trust, 1 Month USD LIBOR + 2.35% (c)	4.019	(d)	07/17/37	500,801
		Invitation Homes Trust
	1,100	1 Month USD LIBOR + 2.00% (c)	3.669	(d)	03/17/37–07/17/37	1,104,667
	800	1 Month USD LIBOR + 2.00% (c)	3.676	(d)	06/17/37	805,238
	232	JOL Air Ltd. (Cayman Islands) (c)	3.967		04/15/44	238,369
	458	Kestrel Aircraft Funding Ltd. (c)	4.25		12/15/38	472,940
	325	Labrador Aviation Finance Ltd. (c)	4.30		01/15/42	335,285
	425	Lehman ABS Manufactured Housing Contract Trust	6.63	(d)	04/15/40	461,671
GBP	103	Marketplace Originated Consumer Assets 2017-1 PLC (United Kingdom)	2.539		12/20/27	135,882
	$154	MASTR Asset Securitization Trust, 1 Month USD LIBOR + 1.50%	3.161	(d)	05/25/33	155,666
	250	MASTR Asset-Backed Securities Trust, 1 Month USD LIBOR + 2.48%	4.136	(d)	09/25/34	255,789
	300	MERIT Securities Corp.	7.33		12/28/33	315,140
	337	METAL LLC (Cayman Islands) (c)	4.581		10/15/42	347,875
	255	Mid-State Capital Corp. Trust	7.758		01/15/40	294,056
	329	Morgan Stanley ABS Capital I, Inc. Trust, 1 Month USD LIBOR + 0.68% (e)	2.341	(d)	08/25/34	326,054
	129	Morgan Stanley Dean Witter Capital I, Inc. Trust, 1 Month USD LIBOR + 1.28% (f)	2.936	(d)	02/25/32	130,334
		Nationstar HECM Loan Trust
	1,390	(c)	5.682	(d)	11/25/29	1,396,240
	2,000	(c)	5.804	(d)	06/25/29	2,018,715
	2,700	(c)	6.00	(d)	07/25/28–11/25/28	2,694,702
		New Century Home Equity Loan Trust
	138	1 Month USD LIBOR + 0.80%	2.461	(d)	11/25/33	124,821
	145	1 Month USD LIBOR + 1.35%	3.011	(d)	03/25/33	146,160
	324	New Residential Mortgage LLC (c)	4.89		05/25/23	325,685
		NewDay Funding PLC
GBP	250	1 Month GBP LIBOR + 2.10% (United Kingdom) (c)	2.76	(d)	08/15/26	328,393
	400		3.06		12/15/26	531,970
	200	Newday Partnership Funding PLC, 1 Month GBP LIBOR + 2.10% (United Kingdom)	2.76	(d)	12/15/27	264,694
	$401	Newtek Small Business Loan Trust, 1 Month USD LIBOR + 1.70% (c)	3.361	(d)	02/25/44	401,942
	200	NovaStar Mortgage Funding Trust, 1 Month USD LIBOR + 1.58%	3.236	(d)	12/25/34	203,995
		NRZ Excess Spread-Collateralized Notes
	233	(c)	4.374		01/25/23	234,414
	304	(c)	4.593		02/25/23	306,759
		Oakwood Mortgage Investors, Inc.
	849		7.405	(d)	06/15/31	240,157
	114		7.72		04/15/30	124,395
	239		7.84	(d)	11/15/29	255,989
		OnDeck Asset Securitization Trust II LLC
	400	(c)	3.14		11/18/24	405,189
	500	(c)	3.33		11/18/24	506,629
	300	OnDeck Asset Securitization Trust LLC (c)	4.02		04/18/22	300,893
	800	Oxford Finance Funding 2019-1 LLC (c)	4.459		02/15/27	816,961
	600	Oxford Finance Funding 2020-1 LLC (c)(g)	3.101		02/15/28	600,000
		PNMAC GMSR Issuer Trust
	700	1 Month USD LIBOR + 2.35% (c)	4.011	(d)	04/25/23	707,121
	700	1 Month USD LIBOR + 2.65% (c)	4.311	(d)	08/25/25	705,309
	400	1 Month USD LIBOR + 2.85% (c)	4.511	(d)	02/25/23	402,665
	253	Pretium Mortgage Credit Partners LLC (c)	4.826		09/25/58	255,085
	400	Progress Residential Trust (c)	4.38		03/17/35	406,514
	563	Prosper Marketplace Issuance Trust (c)	5.50		10/15/24	568,972
	235	PRPM 2018-1 LLC (c)	5.00	(d)	04/25/23	236,483
		PRPM LLC

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2020 (unaudited) continued

	296	(c)	3.351		11/25/24	298,008
	526	(c)	3.967		04/25/24	528,855
	1,751	Raptor Aircraft Finance I LLC (c)	4.213		08/23/44	1,786,164
		RCO V Mortgage LLC
	971	(c)	3.475		11/25/24	975,321
	362	(c)	4.458		10/25/23	365,753
	575	ReadyCap Lending Small Business Loan Trust, 1 Month USD LIBOR - 0.53% (c)	4.22	(d)	12/27/44	575,242
	250	Renaissance Home Equity Loan Trust	5.451		05/25/35	283,966
	900	Republic FInance Issuance Trust (c)	3.43		11/22/27	910,275
	1,300	RMF Buyout Issuance Trust	6.00		11/25/28	1,282,107
	246	S-Jets Ltd. (Bermuda) (c)	3.967		08/15/42	251,554
	1,119	SFS Asset Securitization LLC (c)	4.238		06/10/25	1,141,989
		Shenton Aircraft Investment I Ltd.
	454	(c)	4.75		10/15/42	463,953
	326	(c)	5.75		10/15/42	330,870
		Skopos Auto Receivables Trust
	300	(c)	3.63		09/16/24	302,319
	690	(c)	4.77		04/17/23	700,318
		SLM Student Loan Trust
EUR	1,000	3 Month EURIBOR + 0.55%	0.164	(d)	01/25/40	1,025,696
GBP	401	3 Month GBP LIBOR + 0.55%	1.348	(d)	03/15/38	509,399
	$1,000	Small Business Lending Trust 2020-A (c)	3.20		12/15/26	1,003,705
GBP	205	Small Business Origination Loan Trust, 1 Month GBP LIBOR + 2.00% (United Kingdom)	2.66	(d)	12/15/26	272,071
	$407	Sprite 2017-1 Ltd. (c)	4.25		12/15/37	418,190
	577	(c)	6.90		12/15/37	581,685
	1,203	Stanwich Mortgage Loan Co. 2019-NPL-B-1 LLC (c)	3.375		08/15/24	1,208,328
	967	Stanwich Mortgage Loan Trust (c)	3.475		11/16/24	969,950
	470	START Ireland (Bermuda) (c)	4.089		03/15/44	484,183
	600	Starwood Waypoint Homes Trust, 1 Month USD LIBOR + 3.40% (c)	5.076	(d)	01/17/35	602,019
	350	Tricon American Homes Trust (c)	5.151		09/17/34	363,881
		Upstart Securitization Trust
	750	(c)	3.734		09/20/29	756,542
	189	(c)	4.445		12/22/25	190,404
	426	(c)	4.997		08/20/25	430,419
	500	(c)	5.59		03/20/25	510,833
	196	Vantage Data Centers Issuer LLC (c)	4.072		02/16/43	204,481
	297	Veros Automobile Receivables Trust (c)	3.98		04/17/23	297,295
	644	VOLT LXXXIII LLC (c)	3.327		11/26/49	646,868
	400	VOLT LXXXIV LLC (c)	3.426		12/27/49	401,196
	323	WAVE Trust (c)	3.844		11/15/42	327,457
		Total Asset-Backed Securities (Cost $72,925,377)				73,880,368

		Collateralized Mortgage Obligations - Agency Collateral Series (3.0%)
		Federal Home Loan Mortgage Corporation, IO
	5,737		0.793	(d)	10/25/20	10,011
		IO REMIC
	227		2.374	(d)	10/15/41	12,928
	864		2.445	(d)	10/15/40	51,814
	653		2.454	(d)	08/15/42	34,929
	460		2.46	(d)	04/15/39	25,492
	435		2.496	(d)	10/15/39	24,637
	1,362		2.62	(d)	09/15/41	77,593
	149		4.00		04/15/39	4,132
	1,051	6.00% - 1 Month USD LIBOR	4.324	(h)	11/15/43–06/15/44	158,965
	136	6.05% - 1 Month USD LIBOR	4.374	(h)	04/15/39	4,653
	91		5.00		08/15/41	12,175
		IO STRIPS
	2,040		1.74	(d)	10/15/37	96,785
	92		7.00		06/15/30	15,554

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2020 (unaudited) continued

108		7.50		12/15/29	19,783
	REMIC
197	12.00% - 2.67 x 1 Month USD LIBOR	7.251	(h)	12/15/43	228,518
	Federal National Mortgage Association, IO
543	6.39% - 1 Month USD LIBOR	4.598	(h)	09/25/20	2,224
	IO REMIC
634		1.802	(d)	03/25/44	32,037
2,236		2.132	(d)	03/25/46	119,994
716		2.263	(d)	10/25/39	34,336
2,328		3.50		02/25/39–03/25/43	115,880
699	5.65% - 1 Month USD LIBOR	3.989	(h)	11/25/41	41,330
919	6.05% - 1 Month USD LIBOR	4.389	(h)	06/25/42	163,513
402	6.55% - 1 Month USD LIBOR	4.889	(h)	08/25/41	46,708
	IO STRIPS
31		7.00		11/25/27	5,547
84		8.00		05/25/30–06/25/30	14,042
38		8.50		10/25/24	5,178
	REMIC
44	1 Month USD LIBOR + 1.20%	2.861	(d)	12/25/23	44,624
39		4.774	(d)	04/25/39	38,749
	Government National Mortgage Association
598		4.00		11/20/49	620,752
	IO
2,189		0.781	(d)	08/20/58	46,921
1,475		3.50		06/20/41–10/16/42	265,421
561	6.00% - 1 Month USD LIBOR	4.342	(h)	08/20/42	109,007
729	6.10% - 1 Month USD LIBOR	4.442	(h)	04/20/41–08/20/42	147,873
662	6.14% - 1 Month USD LIBOR	4.482	(h)	12/20/43	105,158
274		4.50		05/20/40	21,505
486	6.30% - 1 Month USD LIBOR	4.642	(h)	09/20/43	67,421
338	6.55% - 1 Month USD LIBOR	4.88	(h)	08/16/34	44,925
64		5.00		02/16/41	10,615
	IO PAC
19	6.05% - 1 Month USD LIBOR	4.392	(h)	01/20/40	58
576	6.15% - 1 Month USD LIBOR	4.492	(h)	10/20/41	36,535
79		5.00		10/20/40	7,358
	IO REMIC
5,052		1.475	(d)	08/20/69	385,497
872		3.50		05/20/43	134,449
	REMIC
109	1 Month USD LIBOR + 0.23%	1.924	(d)	05/20/65	108,448
338	1 Month USD LIBOR + 0.28%	1.974	(d)	02/20/68	335,276
294	1 Month USD LIBOR + 0.38%	2.074	(d)	12/20/60	293,496
92	1 Month USD LIBOR + 0.45%	2.144	(d)	02/20/61	91,844
334	1 Month USD LIBOR + 0.65%	2.344	(d)	12/20/64	334,489
93	1 Month USD LIBOR + 0.70%	2.394	(d)	08/20/63	93,796
326	1 Month USD LIBOR + 0.75%	2.444	(d)	10/20/63	328,975
114	1 Month USD LIBOR + 0.77%	2.464	(d)	02/20/66	113,795
85	1 Month USD LIBOR + 0.80%	2.494	(d)	06/20/66	85,685
328	1 Month USD LIBOR + 0.85%	2.544	(d)	09/20/66	330,791
311	1 Month USD LIBOR + 1.00%	2.694	(d)	06/20/63	315,765
677	1 Month USD LIBOR + 1.15%	2.808	(d)	11/20/59	682,743
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $5,217,497)				6,560,729

	Commercial Mortgage-Backed Securities (3.9%)
133	Banc of America Commercial Mortgage Trust	3.167		09/15/48	113,809
350	BBCMS Trust (c)	4.427	(d)	09/10/28	348,235
247	CG-CCRE Commercial Mortgage Trust, 1 Month USD LIBOR + 1.854% (c)	3.53	(d)	11/15/31	246,756
	Citigroup Commercial Mortgage Trust
220		4.725	(d)	09/10/58	234,084
	IO

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2020 (unaudited) continued

	2,176		1.048	(d)	09/10/58	88,469
		COMM Mortgage Trust
	400	(c)	3.577	(d)	08/10/29	397,555
	100	(c)	4.883	(d)	07/15/47	102,165
	389	(c)	5.052	(d)	11/10/46	412,817
		IO
	1,162		0.924	(d)	10/10/47	33,047
	200	Commercial Mortgage Lease-Backed Certificates (c)	8.054	(d)	06/20/31	214,314
		Commercial Mortgage Pass-Through Certificates
	187	(c)	4.784	(d)	02/10/47	182,459
		IO
	2,344		0.76	(d)	02/10/47	50,717
	1,636	COOF Securitization Trust, IO (c)	3.382	(d)	10/25/40	99,820
	2,722	COOF Securitization Trust II, IO (c)	2.36	(d)	08/25/41	184,839
EUR	365	DECO 2015 - HARP DAC, 3 Month EURIBOR + 2.40% (Ireland)	2.40	(d)	04/27/27	411,616
	$186	Government National Mortgage Association, REMIC, 1 Month USD LIBOR + 0.70%	2.394	(d)	02/20/62	186,832
	6,679	GS Mortgage Securities Corp. II, IO (c)	0.61	(d)	10/10/32	79,813
		GS Mortgage Securities Trust
	450		3.345		07/10/48	435,261
	370	(c)	4.904	(d)	08/10/46	385,541
		IO
	1,803		0.87	(d)	09/10/47	50,095
	1,555		1.224	(d)	04/10/47	46,566
	500	Jackson Park Trust LIC (c)	3.242	(d)	10/14/39	474,359
	1,796	JP Morgan Chase Commercial Mortgage Securities Trust, IO	0.869	(d)	12/15/49	56,210
		JPMBB Commercial Mortgage Securities Trust
	267	(c)	4.835	(d)	04/15/47	278,546
	188	(c)	10.978		08/15/48	190,420
		IO
	3,162		0.924	(d)	01/15/47	80,002
		KGS-Alpha SBA COOF Trust,
		IO
	1,212	(c)	2.932	(d)	04/25/40	78,051
	939	(c)	3.263	(d)	07/25/41	121,994
		Natixis Commercial Mortgage Securities Trust
	720	(c)	3.902		10/15/36	728,311
	600	(c)	4.272	(d)	05/15/39	597,812
	600	(c)	4.556	(d)	02/15/39	657,619
	500	SG Commercial Mortgage Securities Trust (c)	4.66	(d)	02/15/41	525,470
	3,964	UBS Commercial Mortgage Trust, IO	1.055	(d)	03/15/51	241,582
	306	Wells Fargo Commercial Mortgage Trust (c)	3.153		09/15/57	292,146
		Total Commercial Mortgage-Backed Securities (Cost $7,916,178)				8,627,332

		Corporate Bond (0.1%)
		Finance
	350	DP Facilities Data Center Subordinated Pass-Through Trust (c) (Cost $233,304)	0.00	(d)	11/10/28	218,750

		Mortgages - Other (35.0%)
	178	Adjustable Rate Mortgage Trust	3.799	(d)	04/25/35	176,075
GBP	289	Alba 2005-1 PLC (United Kingdom)	1.387		11/25/42	361,788
		Alternative Loan Trust
	$90		5.50		02/25/25–01/25/36	83,785
	255		5.75		03/25/34	263,584
	385		6.25	(d)	08/25/37	325,869
	99	40.02% - 6 x 1 Month USD LIBOR	30.055	(h)	05/25/37	206,024
	1,008	American Home Mortgage Investment Trust, IO	2.078		05/25/47	173,576
	47	Angel Oak Mortgage Trust LLC (c)	3.644	(d)	01/25/47	46,721
		Banc of America Funding Trust
	56		5.25		07/25/37	55,411

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2020 (unaudited) continued

	614		5.50		09/25/35	682,365
	147	Banc of America Mortgage Trust	5.50		04/25/35	153,355
	730	Bear Stearns ARM Trust 2004-1	3.428	(d)	04/25/34	736,503
	706	Bear Stearns Asset-Backed Securities I Trust, 25.636% - 3.29 x 1 Month USD LIBOR	20.179	(h)	03/25/36	562,522
	5,935	Bear Stearns Mortgage Funding Trust, IO	0.50		01/25/37	166,114
	1,124	BRAVO Residential Funding Trust (c)	3.50	(d)	10/25/44	1,153,664
		Cascade Funding Mortgage Trust
	1,255	(c)	2.80	(d)	06/25/69	1,272,007
	1,889	(c)	4.00	(d)	10/25/68	1,897,732
	321	(c)	4.58		06/25/48	321,119
	200	(c)	5.804		06/25/48	201,149
	300	CHL GMSR Issuer Trust, 1 Month USD LIBOR + 2.75% (c)	4.411	(d)	05/25/23	301,153
		CHL Mortgage Pass-Through Trust
	277		3.334	(d)	09/25/34	217,342
	134		3.709	(d)	05/20/34	137,610
	259		4.224	(d)	10/25/33	265,663
	348		5.50		10/25/34	359,820
	106		6.00		12/25/36	95,976
CAD	236	Classic RMBS Trust (Canada) (c)	3.064		08/16/49	178,714
GBP	162	Clavis Securities PLC, 3 Month GBP LIBOR + 0.45% (United Kingdom)	1.248	(d)	12/15/40	182,537
EUR	322	Credit Suisse European Mortgage Capital Ltd., 3 Month EURIBOR + 2.50% (Spain)	2.50	(d)	04/15/20	356,862
	$390	Credit Suisse First Boston Mortgage Securities Corp., 1 Month USD LIBOR + 3.30%	4.961	(d)	02/25/32	379,077
		CSFB Mortgage-Backed Pass-Through Certificates
	402		4.134	(d)	05/25/34	420,373
	471		6.50		11/25/35	163,486
EUR	705	Dssv Sarl (Spain)	3.00		10/15/24	782,370
	600	E-Mac de, 3 Month EURIBOR + 0.21% (Germany)	3.342	(d)	05/25/57	632,874
	500	E-MAC DE 2005-I BV, 3 Month EURIBOR + 0.50% (Netherlands)	7.712	(d)	05/25/52	513,514
	168	E-MAC NL 2005-I BV, 3 Month EURIBOR + 0.23% (Netherlands)	4.114	(d)	04/25/38	160,807
	608	E-MAC NL 2005-III BV, 3 Month EURIBOR + 0.17% (Netherlands)	1.774	(d)	07/25/38	647,758
	450	E-MAC NL 2006-II BV, 3 Month EURIBOR + 0.13% (Netherlands)	0.834	(d)	01/25/39	468,583
	262	E-MAC NL BV, 3 Month EURIBOR + 0.18% (Netherlands)	1.874	(d)	07/25/36	278,884
		E-MAC Program BV
	856	3 Month EURIBOR + 0.13% (Netherlands)	0.974	(d)	04/25/39	899,121
	405	3 Month EURIBOR + 2.00% (Netherlands)	1.614	(d)	01/25/48	439,150
	182	E-MAC Program II BV, 3 Month EURIBOR + 2.00% (Netherlands)	1.614	(d)	04/25/48	196,224
	392	EMF-NL Prime, 3 Month EURIBOR + 0.80% (Netherlands)	0.407	(d)	04/17/41	414,929
	200	EMF-NL Prime 2008-ABV, 3 Month EURIBOR + 0.85% (Netherlands)	0.457	(d)	04/17/41	193,423
	276	Eurohome Mortgages PLC, 3 Month EURIBOR + 0.21% (Germany)	0.00	(d)	08/02/50	272,357
	$500	Eurosail 2006-2bl PLC, 3 Month USD LIBOR + 0.24% (United Kingdom) (c)	2.134	(d)	12/15/44	482,906
		Eurosail BV
EUR	321	3 Month EURIBOR + 1.50% (Netherlands)	1.107	(d)	10/17/40	360,394
	850	3 Month EURIBOR + 1.80% (Netherlands)	1.407	(d)	10/17/40	957,770
	300	3 Month EURIBOR + 2.20% (Netherlands)	1.807	(d)	10/17/40	330,550
	500	Eurosail-NL 2007-1bv, 3 Month EURIBOR + 1.10% (Netherlands)	0.707	(d)	04/17/40	492,401
		Federal Home Loan Mortgage Corporation

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2020 (unaudited) continued

	$2,549		3.00		09/25/45–05/25/47	2,578,694
	773		3.50		05/25/45–05/25/47	796,465
		FMC GMSR Issuer Trust
	750	(c)	4.23	(d)	09/25/24	756,847
	1,000	(c)	5.07	(d)	05/25/24	1,039,314
EUR	397	Fondo de Titulizacion de Activos UCI 17, 3 Month EURIBOR + 0.16% (Spain)	0.00	(d)	12/17/49	420,014
	$516	Galton Funding Mortgage Trust (c)	4.00	(d)	11/25/57- 02/25/59	528,858
EUR	547	GC Pastor Hipotecario 5 FTA, 3 Month EURIBOR + 0.17% (Spain)	0.00	(d)	06/21/46	550,166
		Government National Mortgage Association
	$129	1 Month USD LIBOR + 0.45%	2.144	(d)	06/20/61	128,435
	243	1 Month USD LIBOR + 0.48%	2.174	(d)	12/20/64	242,796
	775	1 Month USD LIBOR + 0.75%	2.444	(d)	10/20/66	779,641
		Great Hall Mortgages No 1 PLC
EUR	500	3 Month EURIBOR + 0.22% (United Kingdom)	0.00	(d)	03/18/39	517,720
GBP	500	3 Month GBP LIBOR + 0.30% (United Kingdom)	1.09	(d)	06/18/39	611,883
	$41	GreenPoint Mortgage Funding Trust, 1 Month USD LIBOR + 0.16%	1.821	(d)	02/25/37	41,762
EUR	788	Grifonas Finance PLC, 6 Month EURIBOR + 0.28% (Greece)	0.00	(d)	08/28/39	839,682
	$232	GSAA Trust	6.00		04/01/34	249,765
		GSR Mortgage Loan Trust
	55	1 Month USD LIBOR + 0.25%	1.911	(d)	03/25/35	30,864
	313		4.127	(d)	12/25/34	320,519
	547		4.185	(d)	12/25/34	553,899
	170		5.00		02/25/34	177,626
	7		5.50		11/25/35	7,543
	185		6.00		09/25/35	197,968
	124	HarborView Mortgage Loan Trust 1 Month USD LIBOR + 0.19%	1.844	(d)	01/19/38	119,217
	216		4.285	(d)	05/19/33	223,062
	300	Headlands Residential LLC (c)	3.967		06/25/24	303,748
EUR	99	Hipocat 11 FTA, 3 Month EURIBOR + 0.13% (Spain)	0.00	(d)	01/15/50	104,691
	798	IM Pastor 3 FTH, 3 Month EURIBOR + 0.14% (Spain)	0.00	(d)	03/22/43	819,053
	406	IM Pastor 4 FTA, 3 Month EURIBOR + 0.14% (Spain)	0.00	(d)	03/22/44	416,708
	$138	Impac CMB Trust, 1 Month USD LIBOR + 0.80%	2.456	(d)	10/25/34	135,390
	311	IndyMac INDX Mortgage Loan Trust	4.12	(d)	11/25/34	319,063
	160	JP Morgan Mortgage Trust (c)	3.65	(d)	07/27/37	160,722
EUR	256	Landmark Mortgage Securities No. 1 PLC, 3 Month EURIBOR + 0.60% (United Kingdom)	0.20	(d)	06/17/38	269,831
	321	Lansdowne Mortgage Securities No. 1 PLC, 3 Month EURIBOR + 0.30% (Ireland)	0.00	(d)	06/15/45	336,924
	538	Lansdowne Mortgage Securities No. 2 PLC, 3 Month EURIBOR + 0.34% (Ireland)	0.00	(d)	09/16/48	546,130
		LHOME Mortgage Trust
	$600	(c)	3.868		07/25/24	602,863
	600	(c)	4.58		10/25/23	608,961
EUR	332	Ludgate Funding PLC, 3 Month EURIBOR + 0.42% (United Kingdom)	0.023	(d)	12/01/60	336,612
		Magnolia Finance XI DAC
	1,609	3 Month EURIBOR + 2.75% (c) (Spain)	2.75	(d)	05/22/20	1,784,309
		IO
	386	(c)	0.25	(d)	05/22/20	43

		Mansard Mortgages 2007-2 PLC,
GBP	500	3 Month GBP LIBOR + 0.80% (United Kingdom)	1.598	(d)	12/15/49	608,585
		Mansard Mortgages PLC

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2020 (unaudited) continued

	209	3 Month GBP LIBOR + 0.30% (United Kingdom)	1.025	(d)	04/15/49	262,066
	172	3 Month GBP LIBOR + 0.60% (United Kingdom)	1.325	(d)	10/15/48	216,326
	$36	MASTR Adjustable Rate Mortgages Trust	4.469	(d)	02/25/36	35,699
		MASTR Alternative Loan Trust
	155		5.00		05/25/18	158,045
	159		6.00		05/25/33	164,541
	218	MASTR Asset Securitization Trust	5.50		10/25/25	220,438
	150	MASTR Reperforming Loan Trust (c)	7.50		05/25/35	153,147
	458	MERIT Securities Corp., 1 Month USD LIBOR + 2.25% (c)	4.743	(d)	09/28/32	409,881
	24	Merrill Lynch Mortgage Investors Trust 6 Month USD LIBOR + 0.50%	2.559	(d)	04/25/29	24,032
	111		4.043	(d)	08/25/33	113,211
	70		4.157	(d)	01/25/37	72,909
	192		4.236	(d)	02/25/34	202,100
EUR	500	Monastery 2004-I BV, 3 Month EURIBOR + 2.75% (Netherlands)	2.35	(d)	03/17/37	561,330
	$134	Morgan Stanley Dean Witter Capital I, Inc. Trust (f)	3.486	(d)	03/25/33	135,088
	84	Morgan Stanley Mortgage Loan Trust (i)	4.167	(d)	02/25/34	88,100
	313	Mortgage Equity Conversion Asset Trust, 1 Year CMT + 0.47% (c)	2.06	(d)	02/25/42	299,323
GBP	500	Mortgage Funding 2008-1 PLC, 3 Month GBP LIBOR + 3.20% (United Kingdom)	4.00	(d)	03/13/46	679,822
	$262	National City Mortgage Capital Trust	6.00		03/25/38	271,548
GBP	358	Newgate Funding PLC, 3 Month GBP LIBOR + 3.00% (United Kingdom)	3.798	(d)	12/15/50	468,981
	$355	NRPL Trust (c)	4.25	(d)	07/25/67	358,270
	443	OBX 2019-EXP3 Trust (c)	3.50	(d)	10/25/59	451,610
	300	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates 2005-1, 1 Month USD LIBOR + 2.03%	3.686	(d)	02/25/35	306,550
EUR	600	Paragon Mortgages No. 14 PLC, 3 Month EURIBOR + 0.36% (United Kingdom)	0.00	(d)	09/15/39	591,414
		Paragon Mortgages No. 9 PLC
GBP	58	3 Month GBP LIBOR + 1.04% (United Kingdom)	1.827	(d)	05/15/41	76,098
	$202	3 Month USD LIBOR + 0.36%	2.27	(d)	05/15/41	202,474
AUD	221	Pepper Residential Securities (Australia)	3.06		03/10/58	145,461
	$848	PMC PLS ESR Issuer LLC (c)	5.069		11/25/24	848,957
	559	Preston Ridge Partners Mortgage (c)	4.50		01/25/24	564,895
	768	PRPM LLC (c)	3.50	(d)	10/25/24	771,994
	439	RALI Trust	6.00		05/25/36- 06/25/36	423,417
	161	RBSSP Resecuritization Trust (c)	24.492	(d)	09/26/37	286,174
	242	RCO Trust (c)	4.27	(d)	12/26/53	248,511
AUD	403	RedZed Trust (Australia)	2.265		03/09/56	270,035
	$333	Reperforming Loan REMIC Trust (c)	8.50		06/25/35	366,438
	13,753	Residential Asset Securitization Trust, IO	0.50		04/25/37	445,615
AUD	500	RESIMAC, 1 Month USD LIBOR + 1.45% (Australia) (c)	3.134	(d)	09/11/48	507,124
EUR	533	ResLoC UK PLC, 3 Month EURIBOR + 0.45% (United Kingdom)	0.055	(d)	12/15/43	538,528
	$1,100	RMF Buyout Issuance Trust	4.23		07/25/29	1,106,832
	1,600	RMF Buyout Issuance Trust 2020-1 (c)	4.191	(d)	02/25/30	1,598,960
		Rochester Financing No. 2 PLC
GBP	354	3 Month GBP LIBOR + 1.75% (United Kingdom)	2.544	(d)	06/18/45	470,119
	200	3 Month GBP LIBOR + 2.25% (United Kingdom)	3.044	(d)	06/18/45	266,601
	300	3 Month GBP LIBOR + 2.75% (United Kingdom)	3.544	(d)	06/18/45	400,681
		Seasoned Credit Risk Transfer Trust
	$1,055		2.75		05/25/57	1,092,939
	7,258		3.00		09/25/55–02/25/59	7,519,883
	1,235		3.25		07/25/56–06/25/57	1,293,348
	$600	(c)	3.75	(d)	09/25/55	607,574
	2,735	(c)	4.00	(d)	08/25/56–02/25/59	2,884,218

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2020 (unaudited) continued

	750	(c)	4.50	(d)	02/25/59	777,285
	1,100	(c)	4.75	(d)	07/25/58–10/25/58	1,166,491
	419	Seasoned Loans Structured Transaction Series 2018-1	3.00	(d)	04/25/58	419,084
		Sequoia Mortgage Trust
	787	1 Month USD LIBOR + 0.64%	2.298	(d)	04/19/27	782,164
	132	1 Month USD LIBOR + 0.78%	2.434	(d)	01/20/36	129,049
	1,182	Silver Hill Trust (c)	3.102	(d)	11/25/49	1,195,283
	406	Structured Adjustable Rate Mortgage Loan Trust	3.994	(d)	02/25/35	412,268
		Structured Asset Mortgage Investments II Trust
	88		2.052	(d)	04/19/35	85,579
	157	1 Month USD LIBOR + 0.46%	2.121	(d)	05/25/45	157,559
		Structured Asset Securities Corp. Mortgage Pass-Through Certificates
	242		4.75		10/25/34	256,772
	437		4.76	(d)	11/25/30	440,648
	721	Structured Asset Securities Corp. Reverse Mortgage Loan Trust, 1 Month USD LIBOR + 1.85% (c)	3.511	(d)	05/25/47	646,694
EUR	700	TDA 27 FTA, 3 Month EURIBOR + 0.19% (Spain)	0.00	(d)	12/28/50	685,765
GBP	500	THRONES PLC, 3 Month GBP LIBOR + 2.25% (United Kingdom)	3.04	(d)	03/18/50	662,666
	250	Trinity Square PLC, 3 Month GBP LIBOR + 3.40% (United Kingdom)	4.125	(d)	07/15/51	336,749
	$250	TVC Mortgage Trust 2020-RTL1 (c)	3.474		09/25/24	249,996
GBP	200	Warwick Finance Residential Mortgages No. 2 PLC, 3 Month GBP LIBOR + 2.20% (United Kingdom)	3.00	(d)	09/21/49	265,157
	$149	Washington Mutual Mortgage Pass-Through Certificates Trust	4.331	(d)	09/25/33	153,433

		Total Mortgages - Other (Cost $74,640,296)				77,492,313

		Short-Term Investments (9.1%)
		U.S. Treasury Security (1.0%)
	2,320	U.S. Treasury Bill (j)(k) (Cost $2,318,025)	1.499		02/27/20	2,318,025

NUMBER OF SHARES (000)

	Investment Company (8.1%)
17,883	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (l) (Cost $17,882,661)		17,882,661

	Total Short-Term Investments (Cost $20,200,686)		20,200,686

	Total Investments (Cost $232,278,118) (m)(n)(o)	107.9%	238,783,088
	Liabilities in Excess of Other Assets	(7.9)	(17,462,458)
	Net Assets	100.0%	$221,320,630

CMT	Constant Maturity Treasury Note Rate.
EURIBOR	Euro Interbank Offered Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.
(a)	Par is less than $500.
(b)	Security is subject to delayed delivery.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2020 (unaudited) continued

(d)	Floating or variable rate securities: The rates disclosed are as of January 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(e)	For the three months ended January 31, 2020, there were no transactions in Morgan Stanley ABS Capital I, Inc. Trust, Asset-Backed Security, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940.
(f)	For the three months ended January 31, 2020, the proceeds from paydowns of Morgan Stanley Dean Witter Capital I, Inc. Trust, Asset-Backed Security and Mortgage - Other, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940, was $29,894, including net realized gains of $664.
(g)	When-issued security.
(h)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at January 31, 2020.
(i)	For the three months ended January 31, 2020, the proceeds from paydowns of Morgan Stanley Mortgage Loan Trust, Mortgage - Other, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940, was $2,385, including net realized losses of $51.
(j)	Rate shown is the yield to maturity at January 31, 2020.
(k)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(l)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended January 31, 2020, advisory fees paid were reduced by $4,684 relating to the Fund’s investment in the Liquidity Funds.
(m)	Securities are available for collateral in connection with purchase of when-issued security, securities purchased on a forward commitment basis, open foreign currency forward exchange contracts and futures contracts.
(n)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended January 31, 2020, the Fund did not engage in any cross-trade transactions.
(o)	At January 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $7,871,387 and the aggregate gross unrealized depreciation is $1,221,827, resulting in net unrealized appreciation of $6,649,560.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at January 31, 2020:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America NA	EUR	18,377,239		$20,573,870	03/18/20	$138,800
Bank of America NA		$2,108	CAD	2,773	03/18/20	(13)
BNP Paribas SA	GBP	102,690		$134,739	03/18/20	(1,019)
BNP Paribas SA		$433,831	AUD	625,550	03/18/20	(14,760)
Citibank NA	AUD	1,237,353		$854,697	03/18/20	25,764
HSBC Bank PLC		$1,964	GBP	1,497	03/18/20	15
JPMorgan Chase Bank NA		$20,782	GBP	15,895	03/18/20	231
Royal Bank of Canada	CAD	884,335		$671,144	03/18/20	2,940
Royal Bank of Canada	GBP	8,141,219		$10,677,054	03/18/20	(85,767)
Royal Bank of Canada		$11,287	CAD	14,887	03/18/20	(39)
Royal Bank of Canada		$1,907,791	GBP	1,470,254	03/18/20	35,908
State Street Bank and Trust Co.	EUR	285,274		$319,002	03/18/20	1,784
						$103,844

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2020 (unaudited) continued

Futures Contracts:

The Fund had the following futures contracts open at January 31, 2020:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT (000)	VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. Treasury 10 yr. Ultra Long Bond	40	Mar-20	$4,000	$5,826,250	$128,458
U.S. Treasury 30 yr. Bond	55	Mar-20	5,500	8,994,219	246,335
U.S. Treasury Ultra Long Bond	8	Mar-20	800	1,549,500	55,750
Short:
U.S. Treasury 2 yr. Note	143	Mar-20	(28,600)	(30,939,391)	(97,195)
U.S. Treasury 5 yr. Note	200	Mar-20	(20,000)	(24,064,063)	(294,133)
U.S. Treasury 10 yr. Note	14	Mar-20	(1,400)	(1,843,188)	1,531
					$40,746

Currency Abbreviations:

AUD	Australian Dollar.
CAD	Canadian Dollar.
EUR	Euro.
GBP	British Pound.
USD	United States Dollar.

PORTFOLIO COMPOSITION as of 01/31/20	Percentage of Total Investments
Mortgages - Other	32.5%
Asset-Backed Securities	30.9
Agency Fixed Rate Mortgages	21.7
Short-Term Investments	8.5
Commercial Mortgage-Backed Securities	3.6
Collateralized Mortgage Obligations - Agency Collateral Series	2.7
Corporate Bond	0.1
	100.0	%*

*	Does not include open long/short futures contracts with a value of $73,216,611 and net unrealized appreciation of $40,746. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of 103,844.

Morgan Stanley Mortgage Securities Trust

Notes to Portfolio of Investments ▪ January 31, 2020 (unaudited)

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) - Disclosures Framework - Changes to Disclosure Requirements of Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security’s fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Valuation Measurements

FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2020:

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$51,802,910	$—	$51,802,910
Asset-Backed Securities	—	73,880,368	—	73,880,368
Collateralized Mortgage Obligations - Agency Collateral Series	—	6,560,729	—	6,560,729
Commercial Mortgage-Backed Securities	—	8,627,332	—	8,627,332
Corporate Bond	—	218,750	—	218,750
Mortgages - Other	—	77,492,313	—	77,492,313
Total Fixed Income Securities	—	218,582,402	—	218,582,402
Short-Term Investments
U.S. Treasury Security	—	2,318,025	—	2,318,025
Investment Company	17,882,661	—	—	17,882,661
Total Short-Term Investments	17,882,661	2,318,025	—	20,200,686
Foreign Currency Forward Exchange Contracts	—	205,442	—	205,442
Futures Contracts	432,074	—	—	432,074
Total Assets	18,314,735	221,105,869	—	239,420,604
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(101,598)	—	(101,598)
Futures Contracts	(391,328)	—	—	(391,328)
Total Liabilities	(391,328)	(101,598)	—	(492,926)
Total	$17,923,407	$221,004,271	$—	$238,927,678

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.